Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about royalty interests [Table Text Block]
				2018
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$

Balance – Beginning of period	770,530	700,078	105,164	1,575,772
Acquisitions	109,670	31,431	-	141,101
Conversion	-	4,278	(4,278)	-
Disposal	-	(150,289)	-	(150,289)
Depletion	(26,972)	(21,217)	(4,423)	(52,612)
Impairment	(153,639)	-	(4,561)	(158,200)
Translation adjustments	8,134	42,129	8,633	58,896

Balance – End of period	707,723	606,410	100,535	1,414,668

Producing
Cost	510,738	489,407	68,072	1,068,217
Accumulated depletion and impairment	(297,137)	(33,502)	(10,665)	(341,304)
Net book value – End of period	213,601	455,905	57,407	726,913

Development
Cost	270,066	150,505	33,486	454,057
Accumulated depletion	-	-	-	-
Net book value – End of period	270,066	150,505	33,486	454,057

Exploration and evaluation
Cost	224,056	-	9,642	233,698
Accumulated depletion	-	-	-	-
Net book value – End of period	224,056	-	9,642	233,698

Total net book value – End of period	707,723	606,410	100,535	1,414,668

				Year ended
				December 31, 2017
	Royalty	Stream	Offtake
	interests	interests	interests	Total
	$	$	$	$

Balance – Beginning of period	494,768	-	-	494,768
Acquisitions	26,681	53,438	-	80,119
Business combination (Note 7)	353,314	656,602	106,199	1,116,115
Depletion	(15,475)	(11,283)	(1,307)	(28,065)
Impairment	(89,000)	-	-	(89,000)
Translation adjustments	242	1,321	272	1,835

Balance – End of period	770,530	700,078	105,164	1,575,772

Producing
Cost	503,340	582,466	66,812	1,152,618
Accumulated depletion and impairment	(116,352)	(11,242)	(1,307)	(128,901)

Net book value – End of period	386,988	571,224	65,505	1,023,717

Development
Cost	194,535	128,854	30,793	354,182
Accumulated depletion	-	-	-	-

Net book value – End of period	194,535	128,854	30,793	354,182

Exploration and evaluation
Cost	189,007	-	8,866	197,873
Accumulated depletion	-	-	-	-

Net book value – End of period	189,007	-	8,866	197,873

Total net book value – End of period	770,530	700,078	105,164	1,575,772

Disclosure of detailed information about buy-back and buy-down rights [Table Text Block]

Right	Description	Election dates	Cash payments
Mantos Blancos silver stream (Mantos Copper S.A.)
Buy-down	Right to reduce the stream percentage from 100% to 50% provided that not less than 1.99 million ounces of silver have been delivered.	September 11, 2019 and 2020 (4th and 5th anniversary of the agreement).	US$70.0 million ($95.5 million)
Amulsar silver stream (Lydian International Limited)
Buy-down (1st option)	Right to reduce the stream percentage from 4.22% to 2.11%.	2nd anniversary of commercial production.	US$34.4 million ($46.9 million)
Buy-down (2nd option)	Right to reduce the stream percentage from 4.22% to 2.11%.	3rd anniversary of commercial production.	US$31.3 million ($42.7 million)
Brucejack gold offtake (Pretium Resources Inc.)
Buy-down	Right to reduce the offtake obligation to either:	December 31, 2019.	Variable
	(i) 50% by paying US$13 per ounce multiplied by 0.50, on the remaining undelivered gold ounces, or		(see description column)
(ii) 25% by paying US$13 per ounce multiplied by 0.75, on the remaining undelivered gold ounces.
Lamaque NSR royalty (Eldorado Gold Corporation)
Buy-back	Right to buy-back 50% of the 2% NSR royalty (1.7% attributable to Osisko).	Within one year of the commencement of commercial production.	$2.0 million ($1.7 million attri- butable to Osisko)